Restructuring and Impairment Charges (Details of Restructuring Expenses) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve, Accrual Adjustment	$ (11.5)
Restructuring Reserve [Roll Forward]
Year-to-Date Restructuring Charges		339.5	(10.8)	(83.5)	350.7
Contract Termination [Member]
Restructuring Reserve [Roll Forward]
Accrued, End of period	40.2		40.2
Other Restructuring Charges [Member]
Restructuring Reserve [Roll Forward]
Accrued, Beginning of period			204.5	371.3
Year-to-Date Restructuring Charges				(95.5)
Cash Payments			73.2	74.0
Accrued, End of period	85.8		85.8	204.5
Cumulative Costs Incurred			266.0	277.5
Total Costs Expected to be Incurred			266.0	277.5
Restructuring Reserve, Translation Adjustment			2.4	2.7
Restructuring settlement, non cash			(36.4)
2011 US Plan [Member] [Member] | Severance and Other Employee Benefits [Member]
Restructuring Reserve [Roll Forward]
Accrued, Beginning of period			31.7	60.2
Year-to-Date Restructuring Charges			(10.9)	0
Cash Payments			0.3	27.8
Accrued, End of period	21.3		21.3	31.7
Cumulative Costs Incurred			52.3	63.2
Total Costs Expected to be Incurred			52.3	63.2
Restructuring Reserve, Translation Adjustment			0.8	(0.7)
Restructuring settlement, non cash			0
2011 US Plan [Member] [Member] | Contract Termination [Member]
Restructuring Reserve [Roll Forward]
Accrued, Beginning of period			134.5	260.0
Year-to-Date Restructuring Charges			0.5	(93.4)
Cash Payments			60.5	34.3
Accrued, End of period	40.2		40.2	134.5
Cumulative Costs Incurred			165.1	164.6
Total Costs Expected to be Incurred			165.1	164.6
Restructuring Reserve, Translation Adjustment			0.5	2.2
Restructuring settlement, non cash			(34.8)
2011 US Plan [Member] [Member] | Other Restructuring Charges [Member]
Restructuring Reserve [Roll Forward]
Accrued, Beginning of period			38.3	51.1
Year-to-Date Restructuring Charges			(1.1)	(2.1)
Cash Payments			12.4	11.9
Accrued, End of period	24.3		24.3	38.3
Cumulative Costs Incurred			48.6	49.7
Total Costs Expected to be Incurred			48.6	49.7
Restructuring Reserve, Translation Adjustment			1.1	1.2
Restructuring settlement, non cash			$ (1.6)